LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS - Schedule of Life Insurance and Participating Contract Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Types of insurance contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	£ 102,424	£ 96,812
New business	3,427	3,780
Changes in existing business	3,437	1,832
Change in liabilities charged to the income statement (note 10)	6,864	5,612
Exchange and other adjustments	(88)
At 31 December	109,200	102,424
Participating investment contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	13,041	14,063
New business	40	28
Changes in existing business	570	(1,050)
Change in liabilities charged to the income statement (note 10)	610	(1,022)
Exchange and other adjustments	(28)
At 31 December	13,623	13,041
Gross
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	115,465	110,875
New business	3,467	3,808
Changes in existing business	4,007	782
Change in liabilities charged to the income statement (note 10)	7,474	4,590
Exchange and other adjustments	(116)
At 31 December	122,823	115,465
Reinsurance
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	820	715
New business	(110)	100
Changes in existing business	190	5
Change in liabilities charged to the income statement (note 10)	80	105
Exchange and other adjustments	0
At 31 December	740	820
Net amount arising from insurance contracts
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
At 1 January	114,645	110,160
New business	3,357	3,708
Changes in existing business	4,197	777
Change in liabilities charged to the income statement (note 10)	7,554	4,485
Exchange and other adjustments	(116)
At 31 December	£ 122,083	£ 114,645